Note 7 - Restricted Net Assets	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Restricted Assets Disclosure [Text Block]
7.	Restricted net assets

As a result of PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of
March
31,
2017,
amounts restricted were the net assets of the Company’s PRC subsidiaries, which amounted to
$2,000.